INCOME TAXES	12 Months Ended
Nov. 30, 2021
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

19.  INCOME TAXES

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the statement of operations and comprehensive loss for the years ended November 30, 2021 and 2020:

	2021	2020	2019
Net loss before tax and comprehensive loss	(4,944,231)	$(2,924,236)	$(4,612,286)
Combined statutory tax rate	19% to 29.7%	27.00%	27.00%

Expected income tax (recovery)	$(1,278,990)	$(789,544)	$(1,245,317)
Permanent differences	310,228	-	-
Non-deductible items and others	19,811	44,866	61,781
Goodwill impairment	-	-	186,864
Change in estimates	-	-	(214,745)
Change in deferred tax assets not recognized	948,951	744,678	965,938
Income tax expense (recovery)	$-	$-	$(245,479)

Significant components of the Company's unrecognized deferred tax assets (liabilities) for the years ended November 30, 2021 and 2020 are shown below:

	2021	2020
Non-capital losses	$2,641,159	$1,711,987
Capital losses	21,062	21,062
Equipment	1,511	863
Share issuance costs	29,036	21,843
Intangible assets	397,156	386,345
Others	13,498	12,371
Net deferred tax assets	$3,103,422	$2,154,471

Non-capital losses carryforward:

The Company has non-capital loss carryforwards and net operating losses, for which no deferred tax asset has been recognized of approximately $9,703,024 (2020 - $6,111,538) which may be carried forward to apply against future income for Canadian, USA and United Kingdom income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

Expiry	2021
2031	$2,937
2032	73,161
2033	59,622
2034	117,154
2035	122,790
2036	138,822
2037	127,413
2038	675,203
2039	2,350,798
2040	2,443,638
2041	3,591,486
TOTAL	$9,703,024